Performance Management	Jan. 31, 2024
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 2.73% (06/30/20) Worst Quarter: -1.63% (03/31/20) The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was 1.25%.

Bar Chart Closing [Text Block]
Best Quarter: 2.73% (06/30/20) Worst Quarter: -1.63% (03/31/20) The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was 1.25%.

Year to Date Return, Label [Optional Text]	The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	1.25%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.73%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.63%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ultra Short Duration Bond Fund — Class F	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	5.82%	1.97%	1.56%	2.85%
Fund Return After Taxes on Distributions	4.14%	1.15%	0.87%	1.65%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.42%	1.16%	0.89%	1.70%
Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.82%	1.28%	2.76%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 2.70% (12/31/23) Worst Quarter: -2.55% (03/31/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was 0.65%.

Bar Chart Closing [Text Block]
Best Quarter: 2.70% (12/31/23) Worst Quarter: -2.55% (03/31/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was 0.65%.

Year to Date Return, Label [Optional Text]	The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	0.65%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.55%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Short-Duration Government Fund — Class F	1 Year	5 Years	10 Years	Since Inception (2/17/1987)
Fund Return Before Taxes	4.12%	1.06%	0.87%	3.83%
Fund Return After Taxes on Distributions	2.97%	0.42%	0.28%	2.44%
Fund Return After Taxes on Distributions and Sale of Fund Shares	2.43%	0.54%	0.41%	2.44%
ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)	4.26%	1.30%	1.05%	3.97%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.65% (12/31/23) Worst Quarter: -5.10% (09/30/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was -1.06%.

Bar Chart Closing [Text Block]
Best Quarter: 6.65% (12/31/23) Worst Quarter: -5.10% (09/30/22) The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was -1.06%.

Year to Date Return, Label [Optional Text]	The Fund's Class F total return (pre-tax) from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	(1.06%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.65%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.10%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
GNMA Fund — Class F	1 Year	5 Years	10 Years	Since Inception (3/20/1987)
Fund Return Before Taxes	4.94%	0.05%	1.21%	4.92%
Fund Return After Taxes on Distributions	3.75%	-0.91%	0.17%	3.02%
Fund Return After Taxes on Distributions and Sale of Fund Shares	2.90%	-0.35%	0.49%	3.08%
Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)	5.40%	0.34%	1.34%	5.25%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SDIT GOVERNMENT II FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2024 to March 31, 2024 was 1.29%.

Bar Chart Closing [Text Block]
Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2024 to March 31, 2024 was 1.29%.

Year to Date Return, Label [Optional Text]	The Fund's Class F total return from January 1, 2024 toMarch 31, 2024 was
Bar Chart, Year to Date Return	1.29%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
Class F Shares	1 Year	5 Years	10 Years	Since Inception (12/9/1985)
Government II Fund	4.93%	1.74%	1.12%	3.19%

Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class F Prospectus | SDIT TREASURY II FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2024 to March 31, 2024 was 1.29%.

Bar Chart Closing [Text Block]
Best Quarter: 1.32% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class F total return from January 1, 2024 to March 31, 2024 was 1.29%.

Year to Date Return, Label [Optional Text]	The Fund's Class F total return from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	1.29%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
Class F Shares	1 Year	5 Years	10 Years	Since Inception (7/28/1989)
Treasury II Fund	4.90%	1.72%	1.11%	2.57%

Average Annual Return, Caption [Optional Text]	Treasury II Fund
Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 2.75% (06/30/20)
Worst Quarter: -1.61% (03/31/20)
The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was 1.27%.
The Fund's Class Y shares commenced operations on August 31, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Bar Chart Closing [Text Block]

Best Quarter: 2.75% (06/30/20)
Worst Quarter: -1.61% (03/31/20)
The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was 1.27%.
The Fund's Class Y shares commenced operations on August 31, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Year to Date Return, Label [Optional Text]	The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	1.27%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.75%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(1.61%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Ultra Short Duration Bond Fund*	1 Year	5 Years	10 Years	Since Inception (9/28/1993)
Fund Return Before Taxes	5.90%	2.05%	1.63%	2.87%
Fund Return After Taxes on Distributions	4.19%	1.19%	0.91%	1.66%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.47%	1.20%	0.93%	1.71%
Bloomberg Short U.S. Treasury 9-12 Month Index Return (reflects no deduction for fees, expenses or taxes)	5.01%	1.82%	1.28%	2.76%

* The Fund's Class Y shares commenced operations on August 31, 2015. For periods prior to August 31, 2015, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years.

The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 2.74% (12/31/23)
Worst Quarter: -2.51% (03/31/22)
The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was 0.59%.
The Fund's Class Y shares commenced operations on December 31, 2014. For the calendar year ended December 31, 2014, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Bar Chart Closing [Text Block]

Best Quarter: 2.74% (12/31/23)
Worst Quarter: -2.51% (03/31/22)
The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was 0.59%.
The Fund's Class Y shares commenced operations on December 31, 2014. For the calendar year ended December 31, 2014, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Year to Date Return, Label [Optional Text]	The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	0.59%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	2.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(2.51%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
Short-Duration Government Fund*	1 Year	5 Years	10 Years	Since Inception (2/17/1987)
Fund Return Before Taxes	4.29%	1.25%	1.00%	3.87%
Fund Return After Taxes on Distributions	3.07%	0.53%	0.35%	2.45%
Fund Return After Taxes on Distributions and Sale of Fund Shares	2.52%	0.65%	0.48%	2.46%
ICE BofA 1-3 Year U.S. Treasury Index Return (reflects no deduction for fees, expenses or taxes)	4.26%	1.30%	1.05%	3.97%

* The Fund's Class Y shares commenced operations on December 31, 2014. For periods prior to December 31, 2014, the performance of the Fund's Class F shares has been used. Returns for Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class Y Prospectus | SDIT GNMA FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class Y shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing how the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception, compared with those of a broad measure of market performance.
Bar Chart [Table]
Best Quarter: 6.71% (12/31/23)
Worst Quarter: -5.04% (09/30/22)
The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was -1.00%.
The Fund's Class Y shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Bar Chart Closing [Text Block]
Best Quarter: 6.71% (12/31/23)
Worst Quarter: -5.04% (09/30/22)
The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was -1.00%.
The Fund's Class Y shares commenced operations on October 30, 2015. For full calendar years through December 31, 2015, the performance of the Fund's Class F shares is shown. The Fund's Class F shares are offered in a separate prospectus. Because Class Y shares are invested in the same portfolio of securities, returns for Class Y shares would have been substantially similar to those of Class F shares, shown here, and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Year to Date Return, Label [Optional Text]	The Fund's Class Y total return (pre-tax) from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	(1.00%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	6.71%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.04%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
GNMA Fund*	1 Year	5 Years	10 Years	Since Inception (3/20/1987)
Fund Return Before Taxes	5.21%	0.29%	1.40%	4.97%
Fund Return After Taxes on Distributions	3.90%	-0.77%	0.27%	3.04%
Fund Return After Taxes on Distributions and Sale of Fund Shares	3.06%	-0.21%	0.60%	3.11%
Bloomberg GNMA Index Return (reflects no deduction for fees, expenses or taxes)	5.40%	0.34%	1.34%	5.25%

* The Fund's Class Y shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F shares has been used. Returns for the Class Y shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class Y shares have lower total annual fund operating expenses than Class F shares.

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Phone [Text]	1-800-DIAL-SEI
Class CAA Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Class CAA shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Class CAA shares of the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.25% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class CAA total return from January 1, 2024 to March 31, 2024 was 1.22%.

Bar Chart Closing [Text Block]
Best Quarter: 1.25% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Class CAA total return from January 1, 2024 to March 31, 2024 was 1.22%.

Year to Date Return, Label [Optional Text]	The Fund's Class CAA total return from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	1.22%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.25%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
Class CAA Shares*	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	4.72%	1.68%	1.09%	2.22%

* The Fund's Class CAA shares commenced operations on November 20, 2015. For periods prior to November 20, 2015, the performance of the Fund's Class F shares has been used. Returns for Class CAA shares would have been substantially similar to those of Class F shares and would have differed only to the extent that Class CAA shares, for certain years, have higher total annual fund operating CAA class expenses than Class F shares.

Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
Sweep Class Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

Sweep Class Shares of the Fund commenced operations on January 17, 2023. Because Sweep Class Shares of the Fund did not have a full calendar year of performance as of May 31, 2024, performance results for Sweep Class Shares have not been provided. For full calendar years through December 31, 2023, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus. Because Sweep Class shares would have been invested in the same portfolio of securities, returns for Sweep Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses. Because Sweep Class shares have higher expenses than Institutional shares, performance for Sweep Class shares would have been lower than that of Institutional shares. (Note: prior to January 17, 2023, Institutional shares were known as Class F shares.)

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years.
Performance One Year or Less [Text]	Because Sweep Class Shares of the Fund did not have a full calendar year of performance as of May 31, 2024, performance results for Sweep Class Shares have not been provided.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	For full calendar years through December 31, 2023, the performance of the Fund's Institutional shares is shown. The Fund's Institutional shares are offered in a separate prospectus.
Bar Chart, Reason Selected Class Different from Immediately Preceding Period [Text]	Because Sweep Class shares would have been invested in the same portfolio of securities, returns for Sweep Class shares would have been substantially similar to those of Institutional shares, shown here, and would have differed only to the extent that the classes do not have the same total annual fund operating expenses. Because Sweep Class shares have higher expenses than Institutional shares, performance for Sweep Class shares would have been lower than that of Institutional shares. (Note: prior to January 17, 2023, Institutional shares were known as Class F shares.)
Bar Chart [Table]
Best Quarter: 1.29% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Sweep Class shares total return from January 1, 2024 to March 31, 2024 was 1.20%.

Bar Chart Closing [Text Block]	Best Quarter: 1.29% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Sweep Class shares total return from January 1, 2024 to March 31, 2024 was 1.20%.
Year to Date Return, Label [Optional Text]	The Fund's Sweep Class shares total return from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	1.20%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance Table Narrative

The Fund's Sweep Class shares commenced operations on January 17, 2023, and therefore do not have performance history for a full calendar year. This table shows the Fund's Institutional shares' average annual returns for 1, 5 and 10 years, and since inception. Annual returns for the Sweep Class shares would have differed from the Institutional shares' returns that are shown only to the extent the Sweep Class shares do not have the same expenses as the Institutional shares.

Performance [Table]
Sweep Class Shares	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	4.81%	1.70%	1.09%	2.22%

Average Annual Return, Caption [Optional Text]	Government Fund
Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI
Insitutional Shares Prospectus | SDIT GOVERNMENT FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception. The performance information shown is based on full calendar years. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year for the past ten calendar years and by showing the Fund's average annual returns for 1, 5 and 10 years, and since the Fund's inception.
Bar Chart [Table]
Best Quarter: 1.29% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Institutional shares total return from January 1, 2024 to March 31, 2024 was 1.25%.

Bar Chart Closing [Text Block]	Best Quarter: 1.29% (12/31/23) Worst Quarter: 0.00% (03/31/21) The Fund's Institutional shares total return from January 1, 2024 to March 31, 2024 was 1.25%.
Year to Date Return, Label [Optional Text]	The Fund's Institutional shares total return from January 1, 2024 to March 31, 2024 was
Bar Chart, Year to Date Return	1.25%
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2021
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2023)
Performance [Table]
Institutional Shares	1 Year	5 Years	10 Years	Since Inception (10/27/1995)
Government Fund	4.81%	1.70%	1.09%	2.22%

Performance Table Closing [Text Block]	Please call 1-800-DIAL-SEI to obtain the Fund's current 7-day yield. Additional information about SEI's money market funds is available on our website at http://www.seic.com/holdings.
Performance Availability Website Address [Text]	http://www.seic.com/holdings
Performance Availability Phone [Text]	1-800-DIAL-SEI